Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Apr. 16, 2021	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022	Mar. 30, 2023	Mar. 12, 2020	Oct. 23, 2017
Significant Accounting Policies [Line Items]
Amounts receivable from credit card issuers		$ 900	$ 500
Accounts receivable periods		30 days
Intangible assets		$ 7,900	7,000
Accumulated amortization of intangible assets		1,200	1,000
Asset impairment charges		0	0	$ 0
Reimbursement of advertising cost		600	1,100	1,000
Advertising and marketing expense		6,800	8,100	8,800
Related Party [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, related parties		$ 214	1,815	$ 1,543	$ 1,800
Term Loan [Member]
Significant Accounting Policies [Line Items]
Short-term debt, percentage bearing variable interest rate						7.00%
Computer Software, Intangible Asset [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years
RMBG Retail Vancouver ULC [Member]
Significant Accounting Policies [Line Items]
Equity method investment ownership percentage	49.00%
Contribution towards assets of the joint venture	$ 1,600
FWI LLC [Member] | RMBG Retail Vancouver ULC [Member]
Significant Accounting Policies [Line Items]
Equity method investment ownership percentage	51.00%
Equity Option [Member]
Significant Accounting Policies [Line Items]
Outstanding
Warrant [Member]
Significant Accounting Policies [Line Items]
Outstanding				10,932
Cost of Goods Sold [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)		$ (200)	(1,400)	$ 200
Interest and Other Financial Costs [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)		$ (200)	$ 500	$ 100
Maximum [Member]
Significant Accounting Policies [Line Items]
Product return, Days		90 days
Consumer credit receivable charges		9.99%
Maximum [Member] | Amended Credit Facility [Member]
Significant Accounting Policies [Line Items]
Short-term debt, percentage bearing variable interest rate		2.00%				7.75%	2.00%
Maximum [Member] | Trademarks and Trade Names [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		20 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Product return, Days		10 days
Consumer credit receivable charges		0.00%
Minimum [Member] | Amended Credit Facility [Member]
Significant Accounting Policies [Line Items]
Short-term debt, percentage bearing variable interest rate		1.50%				6.75%	1.50%
Minimum [Member] | Trademarks and Trade Names [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		15 years